Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - Plan assets [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Split of scheme assets [line items]
Total assets	$ 2,355	$ 3,174	$ 3,321
Investments quoted in active markets | Equity instruments
Split of scheme assets [line items]
Total assets	504	752
Investments quoted in active markets | Debt Instruments
Split of scheme assets [line items]
Total assets	1,482	1,874
Investments quoted in active markets | Property
Split of scheme assets [line items]
Total assets	113	128
Investments quoted in active markets | Cash and cash equivalents
Split of scheme assets [line items]
Total assets	42	40
Investments quoted in active markets | Investment funds
Split of scheme assets [line items]
Total assets	89	129
Unquoted investments
Split of scheme assets [line items]
Total assets	2,443	3,174
Unquoted investments | Equity instruments
Split of scheme assets [line items]
Total assets	2	2
Unquoted investments | Debt Instruments
Split of scheme assets [line items]
Total assets	14	14
Unquoted investments | Property
Split of scheme assets [line items]
Total assets	74	71
Unquoted investments | Cash and cash equivalents
Split of scheme assets [line items]
Total assets	13	9
Unquoted investments | Assets held by insurance company
Split of scheme assets [line items]
Total assets	$ 110	$ 155